Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised
August
17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 28, 2021):
iShares Currency Hedged JPX-Nikkei
400
ETF
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Asia 50 ETF
iShares Global 100 ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Healthcare ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares India 50 ETF
iShares Latin America 40 ETF
Supplement to the Summary Prospectus and
Prospectus
both
dated
as of July 31, 2020 (as revised
October
 30, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Emerging Markets Infrastructure ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised December 17, 2020), and to the Statement of Additional Information
dated
as of July 31, 2020 (as revised April 19, 2021):
iShares International Dividend Growth ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Europe ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares International Developed Property ETF
iShares International Preferred
Stock
ETF
iShares JPX-Nikkei 400 ETF
iShares North American Natural Resources ETF
Supplement to the
Summary
Prospectus,
Prospectus
and Statement of Additional Information all dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Clean Energy ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information all dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Utilities ETF
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of September 1, 2020 (as revised September 30, 2020):
iShares Asia/Pacific Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020 (as revised November 23, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares Emerging Markets Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1,
2020
(as revised January 14, 2021):
iShares Global REIT ETF
Supplement to the Summary Prospectus dated as of September 1, 2020 and Prospectus dated as of September 1, 2020 (as revised December 7, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares International Select Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1, 2020 (as April 19, 2021):
iShares International Developed
Real
Estate ETF
Supplement to the Summary Prospectus dated as of September 30, 2020, and to the Prospectus dated as of September 22, 2020, and to the Statement of Additional Information dated as of September 22,
2020
(as revised January 14, 2021):
iShares Virtual Work and Life Multisector ETF
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:
iShares Core MSCI Europe
ETF
iShares Core MSCI Pacific ETF
iShares MSCI Kokusai ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares China
Large-Cap
ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE
Small
-Cap
ETF
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe
Small
-Cap
ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl
Multifactor
ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl
Small-Cap
Multifactor
ETF
iShares MSCI Intl Value Factor ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Core MSCI EAFE ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock ETF
iShares Cybersecurity and Tech ETF
iShares Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI
ex
U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country
Asia
ex Japan ETF
iShares MSCI China A ETF
iShares MSCI Global Multifactor
ETF
iShares Robotics and Artificial Intelligence
Multisector
ETF
iShares Self-Driving EV and Tech ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Adaptive Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Aware MSCI EAFE ETF
iShares MSCI Denmark ETF
iShares MSCI Finland ETF
iShares MSCI Germany Small-Cap ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland ETF
iShares MSCI Japan Equal Weighted ETF
iShares MSCI Japan Value ETF
iShares MSCI New Zealand ETF
iShares MSCI Norway ETF
iShares MSCI Poland ETF
iShares MSCI United Kingdom ETF
iShares MSCI United
Kingdom
Small-Cap ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Australia
ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Canada ETF
iShares MSCI Eurozone ETF
iShares MSCI France ETF
iShares MSCI Germany ETF
iShares MSCI Israel ETF
iShares MSCI Italy ETF
iShares MSCI Japan ETF
iShares MSCI Japan
Small-Cap
ETF
iShares MSCI Mexico ETF
iShares MSCI Netherlands ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Russia ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI Spain ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland ETF
iShares MSCI Thailand ETF
iShares MSCI Turkey ETF
iShares MSCI World ETF
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prosp ectus dated as of December 30, 2020 (as revised January 7, 2021), and to the Statement of
Additional
Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Philippines ETF
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prospectus dated as of December 30, 2020 (as revised

January 7, 2021), and to the Statement of Additional
Information
dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI
Hong
Kong ETF
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares
ESG
Advanced
MSCI EM ETF
iShares ESG MSCI EM Leaders ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Brazil
Small-Cap
ETF
iShares MSCI China ETF
iShares MSCI China
Small-Cap
ETF
iShares MSCI
Emerging
Markets ex China ETF
iShares MSCI Global Impact ETF
iShares MSCI India ETF
iShares MSCI India
Small-Cap
ETF
iShares MSCI Kuwait ETF
iShares MSCI Peru ETF
iShares MSCI Qatar ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI UAE ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI Mexico ETF
iShares Currency
Hedged
MSCI United Kingdom ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares Core MSCI
Emerging
Markets ETF

iShares ESG Aware MSCI EM ETF
iShares MSCI Brazil ETF
iShares MSCI BRIC ETF
iShares MSCI Chile ETF
iShares MSCI Colombia ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets
Small-Cap
ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global Silver and Metals Miners ETF
iShares MSCI Malaysia ETF
iShares MSCI South Korea ETF
iShares MSCI Taiwan ETF
Supplement to the Summary Prospectus and Prospectus both dat ed as of Decem
ber 30, 2020 (as revised March 1, 2021), and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Frontier and Select EM ETF
Supplement to the Summary Prospectus dated March 24, 2021, and to the Prospectus and the Statement of Additional Information both dated as of March 16, 2021:
iShares International Developed Small Cap Value Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised
August
17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 28, 2021):
iShares Currency Hedged JPX-Nikkei
400
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Asia 50 ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global 100 ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Comm Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Comm Services ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Consumer Discretionary ETF
iShares Global Healthcare ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Materials ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Tech ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Timber & Forestry ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Timber & Forestry ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares India 50 ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Latin America 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Latin America 40 ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both
dated
as of July 31, 2020 (as revised
October
 30, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Emerging Markets Infrastructure ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised December 17, 2020), and to the Statement of Additional Information
dated
as of July 31, 2020 (as revised April 19, 2021):
iShares International Dividend Growth ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Europe ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Consumer Staples ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Energy ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Financials ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Industrials ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Infrastructure ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Developed Property ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares International Developed Property ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares International Preferred
Stock
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares JPX-Nikkei 400 ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares North American Natural Resources ETF

iShares Trust | iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the
Summary
Prospectus,
Prospectus
and Statement of Additional Information all dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Clean Energy ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information all dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Utilities ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Global REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1,
2020
(as revised January 14, 2021):
iShares Global REIT ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus dated as of September 1, 2020 and Prospectus dated as of September 1, 2020 (as revised December 7, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares International Select Dividend ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Developed Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1, 2020 (as April 19, 2021):
iShares International Developed
Real
Estate ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Virtual Work and Life Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus dated as of September 30, 2020, and to the Prospectus dated as of September 22, 2020, and to the Statement of Additional Information dated as of September 22,
2020
(as revised January 14, 2021):
iShares Virtual Work and Life Multisector ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Core MSCI Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:
iShares Core MSCI Europe
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Core MSCI Pacific ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:
iShares Core MSCI Pacific ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Kokusai ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:
iShares MSCI Kokusai ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares China Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares China
Large-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI EAFE Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI EAFE Growth ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI EAFE Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI EAFE Min Vol Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI EAFE
Small
-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI EAFE Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI EAFE Value ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Europe Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Europe Financials ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Europe Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Europe
Small
-Cap
ETF

iShares Trust | iShares MSCI Intl Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl Momentum Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Intl Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl
Multifactor
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Intl Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl Quality Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Intl Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl Size Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Intl Small-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl
Small-Cap
Multifactor
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Intl Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares MSCI Intl Value Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Core MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Core MSCI International Developed Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Core MSCI International Developed Markets ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Core MSCI Total International Stock ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Cybersecurity and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Cybersecurity and Tech ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Exponential Technologies ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Genomics Immunology and Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Genomics Immunology and Healthcare ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI ACWI ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI ACWI
ex
U.S. ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI ACWI Low Carbon Target ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI All Country Asia ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI All Country
Asia
ex Japan ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI China A ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares MSCI Global Multifactor
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Robotics and Artificial Intelligence Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Robotics and Artificial Intelligence
Multisector
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Self-Driving EV and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Self-Driving EV and Tech ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Adaptive Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Adaptive Currency Hedged MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI ACWI ex U.S. ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares ESG Advanced MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares ESG Advanced MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares ESG Aware MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares ESG Aware MSCI EAFE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Denmark ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Denmark ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Finland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Finland ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Germany Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Germany Small-Cap ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Indonesia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Indonesia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Ireland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Ireland ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Japan Equal Weighted ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Japan Equal Weighted ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Japan Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Japan Value ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI New Zealand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI New Zealand ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Norway ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Norway ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Poland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Poland ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI United Kingdom ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI United Kingdom Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI United
Kingdom
Small-Cap ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Philippines ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prosp ectus dated as of December 30, 2020 (as revised January 7, 2021), and to the Statement of
Additional
Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Philippines ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares ESG Advanced MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares
ESG
Advanced
MSCI EM ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares ESG MSCI EM Leaders ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Argentina and Global Exposure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Argentina and Global Exposure ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Brazil Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Brazil
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI China ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI China Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI China
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Global Impact ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Global Impact ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI India ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI India Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI India
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Kuwait ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Kuwait ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Peru ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Peru ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Qatar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Qatar ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI Saudi Arabia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI Saudi Arabia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares MSCI UAE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI UAE ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Canada ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Eurozone ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Germany ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Japan ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI Mexico ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Mexico ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares Currency Hedged MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency
Hedged
MSCI United Kingdom ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Trust | iShares International Developed Small Cap Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus dated March 24, 2021, and to the Prospectus and the Statement of Additional Information both dated as of March 16, 2021:
iShares International Developed Small Cap Value Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Asia/Pacific Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of September 1, 2020 (as revised September 30, 2020):
iShares Asia/Pacific Dividend ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020 (as revised November 23, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares Emerging Markets Dividend ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Australia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Australia
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Austria ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Austria ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Belgium ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Belgium ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Canada ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Eurozone ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI France ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI France ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Germany ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Israel ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Israel ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Italy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Italy ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Japan ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Japan Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Japan
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Mexico ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Mexico ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Netherlands ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Netherlands ETF

iShares, Inc. | iShares MSCI Pacific ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Pacific ex Japan ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Russia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Russia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Singapore ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Singapore ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI South Africa ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI South Africa ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Spain ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Spain ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Sweden ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Sweden ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Switzerland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Switzerland ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Thailand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Thailand ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Turkey ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Turkey ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI World ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI World ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Hong Kong ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prospectus dated as of December 30, 2020 (as revised

January 7, 2021), and to the Statement of Additional
Information
dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI
Hong
Kong ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ex China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares MSCI
Emerging
Markets ex China ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Currency Hedged MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Emerging Markets ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares Core MSCI
Emerging
Markets ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares ESG Aware MSCI EM ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Brazil ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Brazil ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI BRIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI BRIC ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Chile ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Chile ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Colombia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Colombia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Asia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Emerging Markets Asia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Emerging Markets ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Emerging Markets Min Vol Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Emerging Markets Multifactor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Emerging Markets
Small-Cap
ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Agriculture Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Agriculture Producers ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Energy Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Energy Producers ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Gold Miners ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Metals & Mining Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Metals & Mining Producers ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Min Vol Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Global Silver and Metals Miners ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Malaysia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Malaysia ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI South Korea ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI South Korea ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Taiwan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Taiwan ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Frontier and Select EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dat ed as of Decem
ber 30, 2020 (as revised March 1, 2021), and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Frontier and Select EM ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
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